Note 7 - Income and Mining Taxes - Schedule of Domestic and Foreign Components of Income (Loss) Before Income and Mining Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Total	$ (82,995)	$ (44,914)	$ 5,526
Domestic [Member]
Income Tax Disclosure [Line Items]
Total	43,745	(6,343)	38,003
Foreign [Member]
Income Tax Disclosure [Line Items]
Total	$ (126,740)	$ (38,571)	$ (32,477)